Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Leases

NOTE 13 – LEASES

Manoa Innovation Center

The Company entered into an automatically renewable month-to-month lease for office space on August 13, 2010. Under the terms of this lease, the Company must provide a written notice 45 days prior to vacating the premises. Total rent expense under this agreement as amended was $29,690 and $32,049, for the years ended December 31, 2017 and 2016, respectively.